Liability for Unpaid Claims and Claim Adjustment Expenses - Reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2016
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net outstanding liabilities for unpaid claims	$ 356.3
Total reinsurance recoverable on unpaid claims	46.7
Insurance lines other than short duration, net	32.9
Impact of discounting	(19.5)
Total gross liability for unpaid claims	416.4
Medical Stop-Loss
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net outstanding liabilities for unpaid claims	143.0
Total reinsurance recoverable on unpaid claims	6.4	$ 12.4	$ 7.7	$ 3.4
Group Life and DI
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net outstanding liabilities for unpaid claims	209.2
Total reinsurance recoverable on unpaid claims	40.3	$ 41.9	$ 48.4	$ 76.7
Other
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net outstanding liabilities for unpaid claims	4.1
Total reinsurance recoverable on unpaid claims	$ 0.0